Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 1,160	¥ 2,000	¥ 2,700